Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

16) Related party transactions

In accordance with IAS 24, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

During the year ended December 31, 2021, 4,650 shares were issued to funds managed by Arias Resource Capital Management LP (the "ARC Funds") in connection with the exercise of warrants, with 809 warrants surrendered as part of this cashless exercise (note 13).

The remuneration of directors and other members of key management personnel during the year was as follows:

	Year ended
	December 31,	December 31,
	2021	2020
Short-term benefits	$3,879	$2,147
Share-based payments	2,428	1,275
Total	$6,307	$3,422

Refer to note 18 for additional commitments with management.